CONSOLIDATED VARIABLE INTEREST ENTITIES (Details) - Variable Interest Entity, Primary Beneficiary $ in Millions	Dec. 31, 2025 USD ($) variable_interest_entity
Variable Interest Entity [Line Items]
Number of variable interest entities | variable_interest_entity	20
VIEs, number with operating lease assets | variable_interest_entity	20
Operating lease, right-of-use asset	$ 974.2
Operating lease liability	645.8
Operating lease liability, current	$ 98.8